The table below summarizes the carrying amounts and the fair values of the financial assets and liabilities that were not presented in the consolidated statements of financial position at their fair value, classified using the hierarchical levels: (Details) - BRL (R$)
R$ in Thousands
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
· Financial Institutions	R$ 122,488,329	R$ 83,426,816
· Customers	663,303,328	613,833,607
Securities at amortized cost	214,651,905	184,346,938
- Deposits from banks	281,948,038	279,009,280
Deposits from customers	590,682,206	569,726,250
Securities issued	222,257,328	166,228,542
Subordinated debt	52,241,332	54,451,077
Fair Value [Member]
IfrsStatementLineItems [Line Items]
· Financial Institutions	122,538,967	83,440,721
· Customers	650,606,365	607,725,289
Securities at amortized cost	209,363,715	180,076,262
- Deposits from banks	282,146,097	279,299,225
Deposits from customers	591,820,200	570,368,593
Securities issued	213,546,452	155,235,456
Subordinated debt	53,842,376	55,756,684
Fair Value [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
· Financial Institutions
· Customers
Securities at amortized cost	100,636,000	88,656,980
- Deposits from banks
Deposits from customers
Securities issued
Subordinated debt
Fair Value [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
· Financial Institutions	122,538,967	83,440,721
· Customers
Securities at amortized cost	98,998,877	80,968,974
- Deposits from banks
Deposits from customers
Securities issued
Subordinated debt
Fair Value [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
· Financial Institutions
· Customers	650,606,365	607,725,289
Securities at amortized cost	9,728,838	10,450,308
- Deposits from banks	282,146,097	279,299,225
Deposits from customers	591,820,200	570,368,593
Securities issued	213,546,452	155,235,456
Subordinated debt	R$ 53,842,376	R$ 55,756,684